Interest and Other Income (Expense)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Interest and Other Income [Text Block]

Note 6.  Interest and Other Income (Expense)

Interest and other income (expense) are comprised of the following for each of the years ended December 31 (in thousands):

	Year Ended December 31,
	2013	2012
Interest income	$49	$158
Interest expense	(68)	-
Increase (decrease) in fair value of warrant assets	(130)	-
Decrease (increase) in fair value of warrant liability	(60)	-
	$(209)	$158